Non-controlling interests	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Non-controlling interests	Non-controlling interests

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	41	40	529	529	41	40
– Upper Tier 2 instruments	8	24	126	126	8	24
Other non-controlling interests	—	—	5	5	—	—
Total	49	64	660	660	49	64
In 2024, there were no issuances (2023: none) and no redemptions (2023: £312m). Other non-controlling interests relates to the holding in Female Innovators Lab LP, see Note 43 for more details.
Barclays Bank PLC and protective rights of non-controlling interests
Barclays PLC holds 100% of the voting rights of Barclays Bank PLC. As at 31 December 2024, Barclays Bank PLC has in issue preference shares and Upper Tier 2 instruments. These are non-controlling interests to the Group.
A fixed coupon rate is attached to all Upper Tier 2 instruments until the initial call date.
After the initial call date, in the event they are not redeemed, coupon payments in relation to the 6.125% Undated Notes are fixed periodically in advance for five-year periods based on market rates. Coupon payments for all other Upper Tier 2 instruments are at rates fixed periodically in advance based on market rates.
The payment of preference share dividends and Upper Tier 2 coupons are typically at the discretion of Barclays Bank PLC, except for coupon payments that become compulsory where Barclays PLC has declared or paid a dividend on ordinary shares, or in certain cases, any class of preference shares, in the preceding six-month period.  Coupons not paid become payable in each case if such a dividend is subsequently paid or in certain other circumstances. No dividend or coupon payments may be made unless Barclays Bank PLC satisfies a specified solvency test. Under the terms of these instruments, Barclays PLC may not pay dividends on ordinary shares until a dividend or coupon is next paid on these instruments or the instruments are redeemed or purchased by Barclays Bank PLC. There are no restrictions on Barclays Bank PLC’s ability to remit capital to the Parent as a result of these issued instruments.
Preference share redemptions are typically at the discretion of Barclays Bank PLC and are redeemable in whole, but not in part, at the initial call date and on any dividend payment date after the initial call date, pursuant to their respective terms. Upper Tier 2 instruments are repayable, at the option of Barclays Bank PLC in whole at the initial call date and on any fifth anniversary after the initial call date. In addition, each issue of Upper Tier 2 instruments is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments or redemptions require the prior consent of the PRA, and in respect of the preference shares, any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC.

	2024	2023
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
6.125% Undated Subordinated Notes (£550m)	34	34
Total Upper Tier 2 Instruments	126	126